Goodwill and Other Intangible Assets - Composition of Goodwill and Changes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Balance at the beginning of year	$ 179,445	$ 12,444
Acquired during the year		167,001
Disposed during the year following the Thermal Products Business based on relative fair value	(9,593)
Purchase price adjustment	325
Balance at the end of the year	$ 170,177	$ 179,445